EMPLOYEE BENEFITS (Details 2)		12 Months Ended
	Dec. 10, 2014 item shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2012 shares
EMPLOYEE BENEFITS
Unrecognized compensation expense, nonvested stock options | $		$ 1,000
Unrecognized compensation expense, restricted stock awards | $		231,000
Unrecognized compensation expense, nonvested common share units | $		$ 590,000
Average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate (as a percent)				0.85%
Expected volatility (as a percent)				44.36%
Expected life in years				6 years
Dividend yield (as a percent)				5.02%
Expected forfeiture rate (as a percent)				5.30%
Equity Trust Plan
Treasury stock, shares (in shares) | shares		1,259,395	1,399,240
Aggregate value of treasury shares | $		$ 11,981,018	$ 12,657,442
Total expense | $		$ 888,598	$ (7,669)	$ 1,222,419
Earnings per share, Basic (in dollars per share) | $ / shares		$ 0.05		$ 0.07
Earnings per share, Diluted (in dollars per share) | $ / shares		$ 0.05		$ 0.07
Equity Trust Plan | Key Loan Officers And Sales Staff | Deferred Compensation Share Based Payments
Equity Trust Plan
Shares purchased for award | shares			0	50,600
Average price of shares purchased (in dollars per share) | $ / shares				$ 10.17
Distribution of shares to participants | shares		200,545	803
Additional aggregate market value of shares distributed | $		$ 181,000
Aggregate market value of shares distributed | $		$ 2,600,000	$ 9,000
Treasury stock, shares (in shares) | shares		95,819
Aggregate value of treasury shares | $		$ 863,000
Shares not yet vested | shares		2,650
Stock Options
EMPLOYEE BENEFITS
Weighted-average period for unrecognized compensation expenses expected to be recognized		2 months 12 days
Exercisable at end of year (in dollars per share) | $ / shares		$ 11.17	$ 11.34	$ 11.35
Stock Options | Minimum
Equity Trust Plan
Vesting period		3 years
Stock Options | Maximum
Equity Trust Plan
Vesting period		5 years
Restricted Stock
EMPLOYEE BENEFITS
Forfeitures of non-vested restricted stock awards | $		$ 3,000	$ 549,000	$ 0
Weighted-average period for unrecognized compensation expenses expected to be recognized		2 years 4 months 24 days
Granted (in shares) | shares		10,489	30,596	42,221
Equity Trust Plan
Distribution of shares to participants | shares		135,054	39,868	137,861
Shares not yet vested | shares		31,546	157,479	269,530	365,170
Restricted Stock | Minimum
Equity Trust Plan
Vesting period		2 years
Restricted Stock | Maximum
Equity Trust Plan
Vesting period		5 years
Common Share Units
EMPLOYEE BENEFITS
Weighted-average period for unrecognized compensation expenses expected to be recognized		1 year 7 months 6 days
Equity Trust Plan
Vesting period		3 years
Common Share Units | Executive Officer
EMPLOYEE BENEFITS
Granted (in shares) | shares	105,000
Vesting (as a percent)	0.33%
Maximum percentage of common share units	150.00%
Number Of Executive Officers | item	8
Common Share Units | Share-based Compensation Award, Tranche One
Equity Trust Plan
Vesting period	1 year
Common Share Units | Share-based Compensation Award, Tranche Two
Equity Trust Plan
Vesting period	2 years
Common Share Units | Share-based Compensation Award, Tranche Three
Equity Trust Plan
Vesting period	3 years
Participant Contributions | Equity Trust Plan | Key Loan Officers And Sales Staff | Minimum
Equity Trust Plan
Vesting period		2 years
Participant Contributions | Equity Trust Plan | Key Loan Officers And Sales Staff | Maximum
Equity Trust Plan
Vesting period		5 years
Company Contributions | Equity Trust Plan | Key Loan Officers And Sales Staff | Minimum
Equity Trust Plan
Vesting period		3 years
Company Contributions | Equity Trust Plan | Key Loan Officers And Sales Staff | Maximum
Equity Trust Plan
Vesting period		5 years